Derivative Financial Instruments (Schedule of Notional Amounts of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Forward Foreign Exchange Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	$ 3,472	$ 6,970
Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	1,241	798
Embedded Derivative Financial Instruments [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount
Embedded Derivative Financial Instruments [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative [Line Items]
Notional amount	$ 9,998